Contingencies and commitment	6 Months Ended
Jun. 30, 2019
Contingencies and commitment
Contingencies and commitment

Contingencies and commitments

Contractual obligations and commitments

We entered into lease agreements for offices, laboratories and cars.  As a consequence of the adoption of IFRS 16 Leases on January 1, 2019, lease obligations in the scope of the new standard are presented as lease liabilities in the statements of financial position and no longer disclosed separately as off-balance sheet commitments.

We also have certain purchase commitments principally with CRO subcontractors and certain collaboration partners.

On June 30, 2019 we had outstanding obligations for purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years
	(Euro, in thousands)
Purchase commitments	€237,242	€150,649	€75,174	€9,792	€1,627

In addition to the table above, we have a contractual cost sharing obligation related to our collaboration agreement with Gilead for filgotinib. The contractual cost sharing commitment amounted to €48.4 million at June 30, 2019 for which we have direct purchase commitments of €19.1 million at June 30, 2019 reflected in the table above.

We refer to the section “Events after the end of the reporting period” of this interim report for the latest development in our collaboration with Gilead, which did not affect our financial statements for the first six months of 2019.

Contingent liabilities and assets

We refer to our annual report 2018 for a description of our contingent liabilities and assets as no material change is to be disclosed for the first six months of 2019.